Game Your Game Acquisition (Tables) - Equity Unit Purchase Agreements [Member]	12 Months Ended
Dec. 31, 2022
Game Your Game Acquisition (Tables) [Line Items]
Schedule of Purchase Price	The following table represents the purchase price (in thousands).
Cash	$1,667
Stock (15,721 number of common stock shares)	1,403
Total Purchase Price	$3,070

Schedule of Purchase Price Allocations Relating to the Acquisition	The following table summarizes the purchase price allocations relating to the Acquisition (in thousands):
Fair Value Allocation
Assets acquired:
Cash and cash equivalents	$1,851
Accounts receivable	36
Inventory	144
Other current assets	37
Property and equipment	105
Other assets	4
Tradename	628
Proprietary technology	2,824
Customer relationship	847
Goodwill	459
Total assets acquired	$6,935

Liabilities assumed:
Accounts payable	$957
Accrued expenses and other liabilities	436
Total liabilities assumed	1,393
Estimated fair value of net assets acquired:	$5,542
Less: Non Controlling Interest	(2,472)
Estimated fair value of net assets acquired attributable to the Company	$3,070

Schedule of Acquisition-Related Costs for the Acquisition	Total acquisition-related costs for the Acquisition incurred during the period ended December 31, 2021 ended was $0.3 million and is included in acquisition-related costs in the Purchaser’s Statements of Operations. The below table details the acquisition-related costs for the Acquisition (in thousands):
Professional fees	$158
Consulting fees	150
Total acquisition costs	$308